SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  MARCH 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		           Approx Asset
Date	         Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

3-1     GF     20000    11.9063        14.62	     Paine Webber
3-2     " "    15000    11.75          14.58              " "
3-3     " "    10000    11.4375        14.53              " "
3-4     " "    23000    11.3125        14.43         Weeden & Co.
3-5     " "    20000    11.8531        14.50              " "
3-9     " "    14000    11.6473        14.69              " "
3-10    " "    16000    11.7188        14.61              " "
3-15    " "    19000    12.2993        14.98              " "
3-16    " "    14000    12.4839        14.99              " "
3-17    " "    14000    12.0893        15.08              " "
3-18    " "    19000    12.00          15.14         Paine Webber
3-19    " "    15000    12.375         14.97              " "
3-22    " "    20000    12.1806        14.90              " "
3-23    " "    16000    11.8125        14.78              " "
3-24    " "     8500    11.4743        14.67              " "
3-25    " "    10000    11.8125        14.87              " "
3-26    " "    12000    11.6891        14.68              " "
3-29    " "    17000    11.911         14.61              " "
3-31    " "     9200    11.9158        14.78              " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement          4/12/99